UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Four-in-One Index Fund Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of August 31, 2019

% of fund's net assets
Fidelity 500 Index Fund	47.9
Fidelity International Index Fund	25.0
Fidelity U.S. Bond Index Fund	15.1
Fidelity Extended Market Index Fund	12.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	59.9%
International Equity Funds	25.0%
Bond Funds	15.1%

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.9%
	Shares	Value
Fidelity 500 Index Fund (a)	29,451,430	$3,004,634,879
Fidelity Extended Market Index Fund (a)	12,343,914	751,127,149
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,912,896,945)		3,755,762,028

International Equity Funds - 25.0%
Fidelity International Index Fund (a)
(Cost $1,409,910,448)	39,420,935	1,568,559,018

Bond Funds - 15.1%
Fidelity U.S. Bond Index Fund (a)
(Cost $885,898,229)	78,409,250	947,183,741
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,208,705,622)		6,271,504,787
NET OTHER ASSETS (LIABILITIES) - 0.0%		78,141
NET ASSETS - 100%		$6,271,582,928

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity 500 Index Fund	$2,873,847,573	$142,706,825	$160,826,573	$31,033,562	$9,379,269	$139,527,785	$3,004,634,879
Fidelity Extended Market Index Fund	720,478,992	74,455,133	28,642,257	11,716,277	191,308	(15,356,027)	751,127,149
Fidelity International Index Fund	1,492,658,619	106,284,114	34,028,406	3,788,774	(11,914)	3,656,605	1,568,559,018
Fidelity U.S. Bond Index Fund	898,222,329	101,823,359	112,946,103	12,944,881	911,260	59,172,896	947,183,741
Total	$5,985,207,513	$425,269,431	$336,443,339	$59,483,494	$10,469,923	$187,001,259	$6,271,504,787

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (cost $4,208,705,622) — See accompanying schedule		$6,271,504,787
Receivable for investments sold		30,282,806
Receivable for fund shares sold		44,241,510
Receivable from investment adviser for expense reductions		102,500
Total assets		6,346,131,603
Liabilities
Payable for investments purchased	$70,035,253
Payable for fund shares redeemed	3,997,811
Accrued management fee	515,611
Total liabilities		74,548,675
Net Assets		$6,271,582,928
Net Assets consist of:
Paid in capital		$4,176,469,194
Total distributable earnings (loss)		2,095,113,734
Net Assets, for 136,357,574 shares outstanding		$6,271,582,928
Net Asset Value, offering price and redemption price per share ($6,271,582,928 ÷ 136,357,574 shares)		$45.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Income distributions from underlying funds (including $59,483,494 earned from affiliated issuers)		$45,309,945
Expenses
Management fee	$3,074,304
Independent trustees' fees and expenses	13,480
Total expenses before reductions	3,087,784
Expense reductions	(617,469)
Total expenses after reductions		2,470,315
Net investment income (loss)		42,839,630
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,469,923
Capital gain distributions from underlying funds	14,173,549
Total net realized gain (loss)		24,643,472
Change in net unrealized appreciation (depreciation) on underlying funds		187,001,259
Net gain (loss)		211,644,731
Net increase (decrease) in net assets resulting from operations		$254,484,361

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,839,630	$121,743,223
Net realized gain (loss)	24,643,472	42,163,864
Change in net unrealized appreciation (depreciation)	187,001,259	(36,346,470)
Net increase (decrease) in net assets resulting from operations	254,484,361	127,560,617
Distributions to shareholders	(35,217,415)	(155,060,947)
Share transactions
Proceeds from sales of shares	428,490,721	707,726,525
Reinvestment of distributions	33,338,327	146,623,509
Cost of shares redeemed	(394,794,159)	(778,587,845)
Net increase (decrease) in net assets resulting from share transactions	67,034,889	75,762,189
Total increase (decrease) in net assets	286,301,835	48,261,859
Net Assets
Beginning of period	5,985,281,093	5,937,019,234
End of period	$6,271,582,928	$5,985,281,093
Other Information
Shares
Sold	9,399,272	15,938,907
Issued in reinvestment of distributions	729,983	3,601,405
Redeemed	(8,665,704)	(17,602,107)
Net increase (decrease)	1,463,551	1,938,205

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Four-in-One Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$44.37	$44.65	$39.99	$34.26	$38.45	$36.18
Income from Investment Operations
Net investment income (loss)B	.32	.91	.85	.82	.78	.79
Net realized and unrealized gain (loss)	1.56	(.02)C	4.92	5.87	(3.97)	2.39
Total from investment operations	1.88	.89	5.77	6.69	(3.19)	3.18
Distributions from net investment income	(.04)	(.91)	(.83)	(.80)	(.77)	(.78)
Distributions from net realized gain	(.22)	(.26)	(.28)	(.16)	(.24)	(.14)
Total distributions	(.26)	(1.17)	(1.11)	(.96)	(1.00)D	(.91)E
Net asset value, end of period	$45.99	$44.37	$44.65	$39.99	$34.26	$38.45
Total ReturnF,G	4.24%	2.24%	14.51%	19.68%	(8.47)%	8.88%
Ratios to Average Net AssetsH
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%I	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%I	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.39%I	2.04%	1.99%	2.17%	2.09%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$6,271,583	$5,985,281	$5,937,019	$4,797,672	$4,034,426	$4,218,706
Portfolio turnover rateJ	11%I	12%	6%	10%	9%	8%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $1.00 per share is comprised of distributions from net investment income of $.769 and distributions from net realized gain of $.235 per share.

 E Total distributions of $.91 per share is comprised of distributions from net investment income of $.777 and distributions from net realized gain of $.137 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Fidelity Four-in-One Index Fund (the Fund) is a fund of Fidelity Aberdeen Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund invests in a combination of Fidelity index funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Geode Capital Management, LLC serves as sub-adviser for the underlying stock funds.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,047,472,179
Gross unrealized depreciation	(17,490,420)
Net unrealized appreciation (depreciation)	$2,029,981,759
Tax cost	$4,241,523,028

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $425,269,431 and $336,443,339, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Expense Reductions.

FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .08% of average net assets. This reimbursement will remain in place through June 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $617,469.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.08%	$1,000.00	$1,042.40	$.41
Hypothetical-C		$1,000.00	$1,024.73	$.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

IDV-SANN-1019
1.728266.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2019